Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Dr. McMinn[1]	Compensation Actually Paid to Dr. McMinn[2]	Summary Compensation Table Total for Ms. Cochener[1]	Compensation Actually Paid to Ms. Cochener[2]	Summary Compensation Table Total for Dr. Drachman[1]	Compensation Actually Paid to Dr. Drachman[2]	Average Summary Compensation Table Total for Non-Principal Executive Officer (“PEO”) NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)[5]	Net Income (Loss)[6] (in thousands)
2024	3,464,815	2,723,448	—	—	—	—	2,911,105	2,361,984	24	(75,144)
2023	1,080,629	1,041,892	1,827,432	1,902,501	549,983	477,211	1,242,197	1,252,222	20	(36,317)
2022	––	––	––	––	902,179	(3,599,400)	1,027,439	(119,619)	11	(60,692)

Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table. The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the PEO(s)) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Ms. Mikail and Dr. Jordan, (ii) for 2023, Ms. Mikail, Dr. Cobb, and the Company’s former Interim Chief Financial Officer Sean Smith; and (iii) for 2022, Ms. Cochener and the Company’s former Chief Medical Officer, Priti Patel.
Peer Group Issuers, Footnote	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends, if any, for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to each of the PEOs during the applicable year, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs during the applicable year. In accordance with SEC rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2024 (Dr. McMinn)
Summary Compensation Table Total	3,464,815
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,535,405)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	1,500,082
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	30,078
Plus (less), change in fair value from prior year end to the vesting date of equity awards granted in prior years that vested in the year	263,878
Less, prior year-end fair value for any equity awards forfeited in the year	—
Compensation Actually Paid to PEO	2,723,448

Non-PEO NEO Average Total Compensation Amount	$ 2,911,105	$ 1,242,197	$ 1,027,439
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,361,984	1,252,222	(119,619)
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO(s)), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the SEC rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average Summary Compensation Table Total	2,911,105
Less, average value of “Option Awards” and “Stock Awards” reported in Summary Compensation Table	(2,212,212)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,411,703
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	46,846
Plus (less), average change in fair value from the prior year end to the vesting date of equity awards granted in prior years that vested in the year	204,542
Less, prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	2,361,984

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO(s), the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s TSR over the fiscal three year period from 2022 through 2024:

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO(s), the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s Net Income (Loss) over the three fiscal year period from 2022 through 2024:

Total Shareholder Return Amount	$ 24	20	11
Net Income (Loss)	$ (75,144,000)	(36,317,000)	(60,692,000)
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
Dr. McMinn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,464,815	1,080,629
PEO Actually Paid Compensation Amount	2,723,448	1,041,892
Ms. Cochener [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	1,827,432
PEO Actually Paid Compensation Amount	0	1,902,501
Dr. Drachman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	549,983	902,179
PEO Actually Paid Compensation Amount	0	$ 477,211	$ (3,599,400)
PEO | Dr. McMinn [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,535,405)
PEO | Dr. McMinn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,500,082
PEO | Dr. McMinn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,078
PEO | Dr. McMinn [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,878
PEO | Dr. McMinn [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,212,212)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,411,703
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,846
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,542
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0